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DGHM MicroCap Value Fund
Investment Objective
The investment objective of the DGHM MicroCap Value Fund (the “MicroCap Value Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the MicroCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DGHM MicroCap Value Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none
Redemption Fee (on shares redeemed within 60 days of purchase)	(1.00%)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGHM MicroCap Value Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.50%	0.50%
Shareholder Services Plan		0.07%	0.25%
Total Annual Fund Operating Expenses	[1]	1.57%	2.00%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.38%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	1.19%	1.44%
[1]	Dalton, Greiner Hartman, Maher & Co., LLC (the "Advisor") has agreed, through June 30, 2021, to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) to not more than 1.19% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived or reduced and/or reimbursed within the three years following the date such waiver and/or reimbursement was made, provided that the MicroCap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the of the recoupment.
[2]	"Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" have been restated to reflect the current expense limitation obligations of the Advisor.

Example

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DGHM MicroCap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	121	459	819	1,835
Investor Class	147	573	1,026	2,282

Portfolio Turnover

The MicroCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the MicroCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the MicroCap Value Fund’s performance. During the most recent fiscal year ended February 29, 2020, the MicroCap Value Fund’s portfolio turnover rate was 35.17% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the MicroCap Value Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, in publicly traded equity securities of micro-capitalization (“micro-cap”) issuers that the Advisor believes are undervalued. Publicly traded equity securities include common stocks, preferred stocks, convertible securities, real estate investment trusts and exchange-traded funds (“ETFs”) that invest in micro-cap securities. The MicroCap Value Fund defines a micro-cap company as a company with a market capitalization within a range of $50 million and $1.2 billion; this range is determined by the capitalization range of the companies held in the Russell 2000 Value® Index as of the date of the index’s annual rebalancing each June.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor, which focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies. The Advisor may weigh other factors against a company’s valuation in deciding which securities the MicroCap Value Fund may purchases. These factors may include the following:

●	quality of the business franchise,

●	competitive advantage,

●	economic or market conditions,

●	deployment of capital, and

●	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or when the security has appreciated to the point that it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market. In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks

An investment in the MicroCap Value Fund is subject to investment risks, including loss of money invested in the Fund. There can be no assurance that the MicroCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the MicroCap Value Fund to achieve its investment objective. Generally, the MicroCap Value Fund will be subject to the following additional risks:

●	Market Risk

Market risk refers to the risk that the value of securities in the MicroCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

●	Equity Securities

Since the MicroCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

●	Convertible Securities

Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

●	Micro-Cap Securities

Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. Micro-cap companies may have erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products. Such companies may also have less publicly available corporate information as compared to larger companies.

●	Management Style Risk

Because the MicroCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the MicroCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

●	Sector Risk

Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the MicroCap Value Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

●	Issuer Risk

The value of any of the MicroCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

●	Real Estate Investment Trust (“REIT”) Risk

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

●	ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the MicroCap Value Fund’s expenses.

Fund's Past Performance

The bar chart and performance table below illustrate the variability of the MicroCap Value Fund’s returns. The MicroCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the MicroCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the MicroCap Value Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the returns of a broad-based securities market index. Updated information on the MicroCap Value Fund’s results can be obtained by visiting www.dghmfunds.com or by calling toll free at 1-800-653-2839.

DGHM Microcap, G.P., a privately offered fund managed by the MicroCap Value Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Value Fund, a series of World Funds Trust, a Delaware statutory trust (the “Reorganization”). The MicroCap Value Fund’s Institutional Class commenced operations on June 1, 2016 and its Investor Class commenced operations on July 11, 2016, each after the Reorganization. The Predecessor Fund commenced operations on December 18, 1991. The Predecessor Fund had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the MicroCap Value Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Value Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and it was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which, if applicable, may have adversely affected its performance.

The MicroCap Value Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the Predecessor Fund (net of actual fees and expenses charged to the Predecessor Fund). Because the Predecessor Fund was offered to its investors without the imposition of a management fee, the MicroCap Value Fund’s performance for periods prior to June 1, 2016 has been adjusted to reflect the deduction of the highest management fee assessed by the Advisor to its separate account clients that pursue an investment strategy similar to that of the MicroCap Value Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the MicroCap Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the MicroCap Value Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the MicroCap Value Fund’s commencement of operations on June 1, 2016, the performance will be that of each class of shares and will differ as a result of the different levels of fees and expenses applicable to each class of shares. The MicroCap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart shows the MicroCap Value Fund’s annual returns for the Institutional Class shares for each of the past ten calendar years of the Fund’s operations. The performance of the MicroCap Value Fund’s Investor Class shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

DGHM MicroCap Value Fund (Institutional Class) Calendar Year Total Returns

During the periods shown in the bar chart, the Institutional Class’ highest return for a calendar quarter was 15.37% (quarter ending 12/31/11) and the Institutional Class’ lowest return for a calendar quarter was -19.08% (quarter ending 12/31/18). The year-to-date return for the Institutional Class as of March 31, 2020 was -33.54%.

The following table shows how the average annual total returns of the MicroCap Value Fund’s Institutional Class and Investor Class compare to those of the MicroCap Value Fund’s benchmarks. The table also presents the impact of taxes on the MicroCap Value Fund’s Institutional Class.

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - DGHM MicroCap Value Fund	1 Year		5 Years		10 Years		Since Inception	[1]	Inception Date
Institutional Class	23.15%		9.21%		12.86%		12.34%		Dec. 18, 1991
Institutional Class | After Taxes on Distribution	22.57%		8.00%		12.24%		12.12%		Dec. 18, 1991
Institutional Class | After Taxes on Distribution and Sale of Fund Shares	13.98%	[2]	6.83%	[2]	10.55%	[2]	11.20%	[2]	Dec. 18, 1991
Investor Class	22.77%	[3]	8.88%	[3]	12.55%	[3]	12.05%	[3]	Dec. 18, 1991
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	22.39%		6.99%		10.56%				Dec. 18, 1991
Russell Microcap Value Index (reflects no deduction for fees, expenses or taxes)	21.28%		7.70%		11.55%				Dec. 18, 1991
[1]	The Fund's Institutional Class commenced operations on June 1, 2016 and its Investor Class commenced operations on July 11, 2016. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	The returns in the table above reflect the returns of the Predecessor Fund as adjusted to reflect the estimated internal operating expenses of the MicroCap Value Fund's Investor Class shares. Investor Class shares would have substantially similar annual returns as the Predecessor Fund because the shares would have been invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.